Shareholders' Equity - Summary of Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income attributable to Taro	$ 47,252	$ 360,387	$ 266,206	$ 182,680
Basic weighted average number of common shares outstanding	44,476,000	44,276,000	44,678,000	44,406,000
Diluted weighted average number of common shares outstanding	44,589,000	44,279,000	44,715,000	44,491,000
Basic EPS	$ 1.06	$ 8.14	$ 5.96	$ 4.11
Diluted EPS	$ 1.06	$ 8.14	$ 5.95	$ 4.11
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect of dilutive securities	112,578	3,121	37,508	85,943